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                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-3563
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                         MONEY MARKET VARIABLE ACCOUNT
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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                    Date of reporting period: March 31, 2007
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ITEM 1. SCHEDULE OF INVESTMENTS.

                                                       COMPASS [graphic omitted]

                                              PROFESSIONALLY MANAGED COMBINATION
                                                        FIXED/VARIABLE ANNUITIES
                                                    FOR PERSONAL INVESTMENTS AND
                                                      QUALIFIED RETIREMENT PLANS

                QUARTERLY PORTFOLIO HOLDINGS o MARCH 31, 2007


                Money Market Variable Account


                                                                       Issued by
                                    Sun Life Assurance Company of Canada (U.S.),
                                                    A Wholly Owned Subsidiary of
                                        Sun Life of Canada (U.S.) Holdings, Inc.
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
PORTFOLIO OF INVESTMENTS 3/31/07 (Unaudited)

Money Market Variable Account

ISSUER                                                                                             SHARES/PAR           VALUE ($)

CERTIFICATES OF DEPOSIT - 5.6%

MAJOR BANKS - 2.6%
Royal Bank of Canada, New York Branch, 5.32%, due 06/21/2007                                      $ 1,250,000         $ 1,250,000
                                                                                                                      -----------

OTHER BANKS & DIVERSIFIED FINANCIALS - 3.0%
Credit Suisse, NY, 5.285%, due 05/02/2007                                                         $ 1,414,000         $ 1,414,000
                                                                                                                      -----------
  TOTAL CERTIFICATES OF DEPOSIT, AT AMORTIZED COST AND VALUE                                                          $ 2,664,000
                                                                                                                      -----------

COMMERCIAL PAPER(y) - 94.1%

ASSET BACKED & SECURITIZED - 3.1%
Yorktown Capital LLC, 5.26%, due 4/05/07 (t)                                                      $ 1,469,000         $ 1,468,139
                                                                                                                      -----------

AUTOMOTIVE - 3.0%
Toyota Motor Credit Corp., 5.2%, due 7/27/07                                                      $ 1,435,000         $ 1,410,749
                                                                                                                      -----------

BROKERAGE & ASSET MANAGERS - 6.1%
Goldman Sachs Group, Inc., 5.23%, due 5/18/07                                                     $ 1,478,000         $ 1,467,908
Merrill Lynch & Co., Inc., 5.2%, due 6/12/07                                                        1,427,000           1,412,159
                                                                                                                      -----------
                                                                                                                      $ 2,880,067
                                                                                                                      -----------
ELECTRICAL EQUIPMENT - 2.1%
General Electric Co., 5.215%, due 6/29/07                                                         $ 1,000,000         $   987,107
                                                                                                                      -----------

FINANCIAL INSTITUTIONS - 55.2%
Alpine Securitization Corp., 5.42%, due 4/02/07 (t)                                               $ 1,424,000         $ 1,423,786
American Express Credit Corp., 5.21%, due 5/10/07                                                   1,474,000           1,465,681
American General Finance Corp., 5.19%, due 5/11/07                                                  1,452,000           1,443,627
Barton Capital Corp., 5.26%, due 4/11/07 (t)                                                        1,462,000           1,459,864
Bryant Park Funding LLC, 5.25%, due 4/04/07 (t)                                                       599,000             598,738
Bryant Park Funding LLC, 5.24%, due 5/15/07 (t)                                                       820,000             814,748
CAFCO LLC, 5.24%, due 5/08/07 (t)                                                                   1,476,000           1,468,051
CRC Funding LLC, 5.25%, due 5/07/07 (t)                                                             1,468,000           1,460,293
Ciesco LLC, 5.23%, due 4/18/07 (t)                                                                    426,000             424,948
Edison Asset Securitization LLC, 5.25%, due 6/01/07 (t)                                             1,437,000           1,424,217
Fairway Finance Corp., 5.26%, due 4/25/07 (t)                                                       1,465,000           1,459,863
Fairway Finance Corp., 5.255%, due 5/11/07 (t)                                                        270,000             268,424
Falcon Asset Securitization LLC, 5.26%, due 4/05/07 (t)                                               914,000             913,466
Falcon Asset Securitization LLC, 5.23%, due 6/06/07 (t)                                               555,000             549,678
General Electric Capital Corp., 5.22%, due 5/11/07                                                    314,000             312,179
Govco, LLC, 5.245%, due 5/16/07 (t)                                                                   645,000             640,771
Govco, LLC, 5.26%, due 5/29/07 (t)                                                                    250,000             247,881
Jupiter Securitization Co. LLC, 5.25%, due 4/23/07 - 5/11/07 (t)                                    1,427,000           1,420,648
Old Line Funding LLC, 5.26%, due 5/03/07 (t)                                                          410,000             408,083
Ranger Funding Co. LLC, 5.25%, due 5/08/07 (t)                                                      1,469,000           1,461,074
Regency Markets No.1 LLC, 5.25%, due 4/16/07 (t)                                                    1,440,000           1,436,850
Scaldis Capital LLC, 5.25%, due 4/16/07 (t)                                                         1,324,000           1,321,104
Sheffield Receivables Corp., 5.25%, due 4/20/07 (t)                                                 1,600,000           1,595,567
Thunder Bay Funding LLC, 5.42%, due 4/02/07 (t)                                                     1,262,000           1,261,810
Windmill Funding Corp., 5.26%, due 5/09/07 (t)                                                      1,000,000             994,448
                                                                                                                      -----------
                                                                                                                      $26,275,799
                                                                                                                      -----------
FOOD & BEVERAGES - 5.7%
Coca-Cola Co., 5.16%, due 6/14/07                                                                 $ 1,435,000         $ 1,419,779
Hershey Foods Corp., 5.18%, due 5/24/07 (t)                                                         1,325,000           1,314,895
                                                                                                                      -----------
                                                                                                                      $ 2,734,674
                                                                                                                      -----------
INSURANCE - 3.0%
MetLife Funding, Inc., 5.41%, due 4/02/07                                                         $ 1,424,000         $ 1,423,786
                                                                                                                      -----------

MAJOR BANKS - 3.8%
Barclays U.S. Funding LLC, 5.21%, due 7/09/07                                                     $ 1,280,000         $ 1,261,661
HBOS Treasury Services PLC, 5.25%, due 4/30/07                                                        350,000             348,520
HBOS Treasury Services PLC, 5.26%, due 5/14/07                                                        214,000             212,655
                                                                                                                      -----------
                                                                                                                      $ 1,822,836
                                                                                                                      -----------
OTHER BANKS & DIVERSIFIED FINANCIALS - 12.1%
Citigroup Funding, Inc., 5.26%, due 5/29/07                                                       $   517,000         $   512,619
Citigroup Funding, Inc., 5.25%, due 6/19/07                                                           925,000             914,343
DEPFA Bank PLC, 5.25%, due 4/16/07 (t)                                                              1,440,000           1,436,850
Svenska Handelsbanken, Inc., 5.245%, due 5/02/07                                                    1,419,000           1,412,591
UBS Financial Delaware LLC, 5.24%, due 5/14/07                                                      1,475,000           1,465,768
                                                                                                                      -----------
                                                                                                                      $ 5,742,171
                                                                                                                      -----------
  TOTAL COMMERCIAL PAPER, AT AMORTIZED COST AND VALUE                                                                 $44,745,328
                                                                                                                      -----------

REPURCHASE AGREEMENTS - 0.5%
Merrill Lynch, 5.39%, dated 3/30/07, due 4/02/07, total to be received $255,115
(secured by various U.S. Treasury and Federal Agency obligations and Mortgage
Backed securities in a jointly traded account), at Cost                                           $   255,000         $   255,000
                                                                                                                      -----------
  TOTAL INVESTMENTS, AT AMORTIZED COST AND VALUE                                                                      $47,664,328
                                                                                                                      -----------
OTHER ASSETS, LESS LIABILITIES - (0.2)%                                                                                  (101,607)
                                                                                                                      -----------
  NET ASSETS - 100.0%                                                                                                 $47,562,721
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(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities
    Act of 1933.
(y) The rate shown represents an annualized yield at time of purchase.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
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ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.
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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MONEY MARKET VARIABLE ACCOUNT
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By (Signature and Title)* MARIA F. DWYER
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                          Maria F. Dwyer, President

Date: May 14, 2007
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: May 14, 2007
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By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer
                          and Accounting Officer)

Date: May 14, 2007
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* Print name and title of each signing officer under his or her signature.